November 29, 2011

TOUCHSTONE TAX-FREE TRUST

TOUCHSTONE OHIO TAX-FREE BOND FUND

TOUCHSTONE OHIO TAX-FREE MONEY MARKET FUND

TOUCHSTONE TAX-FREE MONEY MARKET FUND

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 28, 2011, AS AMENDED

Change in Service Provider

Effective as of December 5, 2011, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) will replace JPMorgan Chase Bank, N.A. (“JPMorgan”) as Transfer Agent of the Funds.  BNY Mellon has also replaced JPMorgan as the Funds’ Sub-Administrator and Fund Accountant.  All references to JPMorgan in the Prospectus and Statement of Additional Information will hereby be replaced with BNY Mellon Investment Servicing (US) Inc.

The new mailing address of Touchstone Investments is as follows:

Touchstone Investments

P.O. Box 9878

Providence, RI 02940

Ph: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-58-TTFT-S11-1111